VAT Receivable and Tax Credits (Tables)	12 Months Ended
Mar. 31, 2025
Trade and other current receivables [abstract]
Summary of VAT Receivable

	For the Year Ended March 31,
	2025	2024
Unfiled VAT receivable	$30,654	$107,149
Filed VAT receivable	—	110,694
Total VAT receivable	$30,654	$217,843